Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Company TSR ($)(5)	Peer Group TSR ($)(6)	(GAAP) Net Loss ($)
2024	296,100	(689,484)	7,550,633	7,215,976	47	117	(36,978,000)
2023	291,149	7,452,758	3,081,470	8,155,360	40	88	(117,840,000)
2022	293,125	(14,678,101)	5,027,041	2,284,924	24	66	(114,019,000)
2021	8,676,815	30,813,221	3,274,545	10,849,663	43	97	(38,756,000)

Named Executive Officers, Footnote	Mr. Oppenheimer served as the principal executive officer (“PEO”) for the entirety of 2024, 2023, 2022, and 2021. The Company’s other NEOs were Mr. Mehta, Mr. Sinha, Mr. Sharma, Mr. Munipalli, and Ms. Yoakum for 2024; Mr. Hug, Mr. Munipalli, Mr. Sharma, and Ms. Yoakum for 2023; Mr. Hug, Mr. Munipalli, Mr. Sinha, Ms. Yoakum, and Ms. Morgan for 2022; and Mr. Hug and Ms. Morgan for 2021. Mr. Mehta joined the company in August 2024 and Mr. Munipalli resigned as our Chief Financial Officer effective as of August 2024 and remained employed with Remitly as a non-officer employee through September 2024. Mr. Munipalli and Mr. Sinha joined the company in July and February 2022, respectively, and Ms. Morgan resigned as our Chief Financial Officer effective as of July 2022 and remained employed with Remitly as a non-officer employee through October 2022.
Peer Group Issuers, Footnote	The peer group used is the NASDAQ KBW Financial Technology Index, which is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 296,100	$ 291,149	$ 293,125	$ 8,676,815
PEO Actually Paid Compensation Amount	$ (689,484)	7,452,758	(14,678,101)	30,813,221
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Oppenheimer and for the average of the other NEOs is set forth in the table below.
The table below details the adjustments made to the summary compensation table total to calculate the compensation actually paid to our NEOs each year:

		(Minus)	Plus	Plus/(Minus)	Plus	Plus/(Minus)	(Minus)
Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year ($)	Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years ($)	Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Years for Which All Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in the Prior Fiscal Year that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Mr. Oppenheimer
2024	296,100	—	—	177,195	—	(1,162,780)	—	(689,484)
2023	291,149	—	—	3,834,994	—	3,326,615	—	7,452,758
2022	293,125	—	—	(8,555,998)	—	(6,415,228)	—	(14,678,101)
2021	8,676,815	(8,383,750)	11,350,885	14,967,404	—	4,201,866	—	30,813,221
Other NEOs (Average)
2024	7,550,633	(7,165,930)	8,409,754	353,774	—	(416,588)	(1,515,667)	7,215,976
2023	3,081,470	(2,689,303)	2,451,440	2,641,486	627,452	2,042,816	—	8,155,360
2022	5,027,041	(4,714,409)	4,928,481	(1,312,363)	100,478	(1,038,659)	(705,645)	2,284,924
2021	3,274,545	(2,979,793)	5,472,828	3,510,006	130,960	1,441,117	—	10,849,663

Non-PEO NEO Average Total Compensation Amount	$ 7,550,633	3,081,470	5,027,041	3,274,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,215,976	8,155,360	2,284,924	10,849,663
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Oppenheimer and for the average of the other NEOs is set forth in the table below.he compensation actually paid for 2023 has been adjusted to reflect the correction of an inadvertent error, increasing the total from $8,153,903 to $8,155,360. The adjustment reflects a correction to a single equity award tranche.
The table below details the adjustments made to the summary compensation table total to calculate the compensation actually paid to our NEOs each year:

		(Minus)	Plus	Plus/(Minus)	Plus	Plus/(Minus)	(Minus)
Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year ($)	Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years ($)	Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Years for Which All Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in the Prior Fiscal Year that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Mr. Oppenheimer
2024	296,100	—	—	177,195	—	(1,162,780)	—	(689,484)
2023	291,149	—	—	3,834,994	—	3,326,615	—	7,452,758
2022	293,125	—	—	(8,555,998)	—	(6,415,228)	—	(14,678,101)
2021	8,676,815	(8,383,750)	11,350,885	14,967,404	—	4,201,866	—	30,813,221
Other NEOs (Average)
2024	7,550,633	(7,165,930)	8,409,754	353,774	—	(416,588)	(1,515,667)	7,215,976
2023	3,081,470	(2,689,303)	2,451,440	2,641,486	627,452	2,042,816	—	8,155,360
2022	5,027,041	(4,714,409)	4,928,481	(1,312,363)	100,478	(1,038,659)	(705,645)	2,284,924
2021	3,274,545	(2,979,793)	5,472,828	3,510,006	130,960	1,441,117	—	10,849,663

Compensation Actually Paid vs. Total Shareholder Return
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation (though as noted above, we do not use any other financial performance measures in determining executive compensation). For additional information regarding the Company’s approach to executive compensation, please refer to the section titled “Compensation Discussion and Analysis.”

The following charts illustrate the relationship between compensation actually paid to the PEO and the NEOs of the Company, as calculated per the SEC disclosure rules, TSR and net income.

Compensation Actually Paid vs. Net Income
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation (though as noted above, we do not use any other financial performance measures in determining executive compensation). For additional information regarding the Company’s approach to executive compensation, please refer to the section titled “Compensation Discussion and Analysis.”

The following charts illustrate the relationship between compensation actually paid to the PEO and the NEOs of the Company, as calculated per the SEC disclosure rules, TSR and net income.

Total Shareholder Return Amount	$ 47	40	24	43
Peer Group Total Shareholder Return Amount	117	88	66	97
Net Income (Loss)	$ (36,978,000)	(117,840,000)	(114,019,000)	(38,756,000)
PEO Name	Mr. Oppenheimer
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Oppenheimer and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for that applicable year, other than Mr. Oppenheimer.Pursuant to rules of the SEC, the comparison assumes $100 was invested in our common stock on September 23, 2021, the date of our initial public offering, using the closing stock price of the day of our initial public offering. TSR represents cumulative TSR over the following measurement periods: for 2024, September 23, 2021 to December 31, 2024; 2023, September 23, 2021 to December 31, 2023; for 2022, September 23, 2021 to December 31, 2022; and for 2021, September 23, 2021 to December 31, 2021. The stockholder return shown in the table is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.
The Company does not, and is not required to, use any financial performance measures to link executive compensation actually paid to Company performance, and as permitted by the SEC, is not required to disclose a tabular list of its most important financial performance measures.

Non-PEO NEO Average Compensation Actually Paid Amount, Before Correction		8,153,903
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	(8,383,750)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	11,350,885
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,195	3,834,994	(8,555,998)	14,967,404
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,162,780)	3,326,615	(6,415,228)	4,201,866
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,165,930)	(2,689,303)	(4,714,409)	(2,979,793)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,409,754	2,451,440	4,928,481	5,472,828
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,774	2,641,486	(1,312,363)	3,510,006
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	627,452	100,478	130,960
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(416,588)	2,042,816	(1,038,659)	1,441,117
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,515,667)	$ 0	$ (705,645)	$ 0